Exhibit 99.1

SLM Student Loan Trust 2012-7

Monthly Servicing Report

Distribution Date 12/26/2023

Collection Period 11/01/2023 - 11/30/2023

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 11/01/2023 - 11/30/2023, Distribution Date 12/26/2023

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	11/08/2012	10/31/2023	11/30/2023
Principal Balance		$1,189,615,212.08	$316,128,120.36	$309,691,284.22
Interest to be Capitalized Balance		29,184,856.28	5,323,817.80	4,826,135.51
Pool Balance		$1,218,800,068.36	$321,451,938.16	$314,517,419.73
Capitalized Interest Account Balance		$10,000,000.00	-	-
Specified Reserve Account Balance		3,121,961.00	- N/A -	- N/A -
Adjusted Pool (1)		$1,231,922,029.36	$321,451,938.16	$314,517,419.73
Weighted Average Coupon (WAC)		6.76%	6.95%	6.95%
Number of Loans		283,078	50,384	49,132
Aggregate Outstanding Principal Balance - Tbill			$450,875.02	$450,299.34
Aggregate Outstanding Principal Balance - SOFR			$321,001,063.14	$314,067,120.39
Pool Factor			0.257411865	0.251858851
Since Issued Constant Prepayment Rate			(31.87)%	(33.15)%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	11/27/2023	12/26/2023
	A3	78447KAC6	$280,737,418.78	$273,872,245.53
	B	78447KAD4	$37,500,000.00	$37,500,000.00

C	Account Balances	11/27/2023	12/26/2023
	Reserve Account Balance	$1,248,784.00	$1,248,784.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$74,767.77	$14,979.52
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	11/27/2023	12/26/2023
	Adjusted Pool Balance + Supplemental Loan Purchase	$321,451,938.16	$314,517,419.73
	Total Notes	$318,237,418.78	$311,372,245.53
	Difference	$3,214,519.38	$3,145,174.20
	Parity Ratio	1.01010	1.01010

Page 2 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 11/01/2023 - 11/30/2023, Distribution Date 12/26/2023

II.	Trust Activity 11/01/2023 through 11/30/2023

A	Student Loan Principal Receipts
	Borrower Principal	742,521.75
	Guarantor Principal	4,716,405.18
	Consolidation Activity Principal	2,190,367.42
	Seller Principal Reimbursement	31.44
	Servicer Principal Reimbursement	0.63
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	50.01
	Total Principal Receipts	$7,649,376.43
B	Student Loan Interest Receipts
	Borrower Interest	370,212.63
	Guarantor Interest	620,325.34
	Consolidation Activity Interest	98,615.63
	Special Allowance Payments	582,899.71
	Interest Subsidy Payments	182,190.49
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	109.20
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	25,773.83
	Total Interest Receipts	$1,880,126.83
C	Reserves in Excess of Requirement	-
D	Investment Income	$42,246.39
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$74,767.77
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	$(60,285.24)
	Funds Allocated to the Floor Income Rebate Account	$(14,979.52)
M	AVAILABLE FUNDS	$9,571,252.66
N	Non-Cash Principal Activity During Collection Period	$(1,212,540.29)
O	Non-Reimbursable Losses During Collection Period	$32,299.30
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$50.01
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 11/01/2023 - 11/30/2023, Distribution Date 12/26/2023

III.	2012-7 Portfolio Characteristics

		11/30/2023				10/31/2023
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.82%	66	$330,471.36	0.107%	6.82%	74	$363,496.36	0.115%
	GRACE	6.84%	23	$90,051.99	0.029%	6.84%	15	$57,026.99	0.018%
	DEFERMENT	6.85%	3,055	$18,569,796.73	5.996%	6.85%	3,133	$18,906,307.04	5.981%

REPAYMENT:	CURRENT	6.95%	29,463	$172,593,673.11	55.731%	6.95%	29,560	$173,828,496.42	54.987%
	31-60 DAYS DELINQUENT	6.94%	1,541	$11,084,558.95	3.579%	6.92%	1,926	$13,462,780.07	4.259%
	61-90 DAYS DELINQUENT	6.91%	1,148	$8,095,007.47	2.614%	6.89%	1,228	$8,450,642.49	2.673%
	91-120 DAYS DELINQUENT	6.90%	792	$5,346,499.05	1.726%	7.03%	917	$7,584,065.81	2.399%
	> 120 DAYS DELINQUENT	6.96%	2,691	$19,419,767.58	6.271%	6.94%	2,684	$18,813,433.47	5.951%

	FORBEARANCE	6.99%	8,027	$61,660,423.69	19.910%	6.98%	8,351	$60,670,523.49	19.192%
	CLAIMS IN PROCESS	6.93%	2,326	$12,501,034.29	4.037%	6.93%	2,496	$13,991,348.22	4.426%

TOTAL			49,132	$309,691,284.22	100.00%		50,384	$316,128,120.36	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 11/01/2023 - 11/30/2023, Distribution Date 12/26/2023

IV.	2012-7 Portfolio Characteristics (cont'd)

	11/30/2023	10/31/2023
Pool Balance	$314,517,419.73	$321,451,938.16
Outstanding Borrower Accrued Interest	$14,520,031.51	$15,147,509.85
Borrower Accrued Interest to be Capitalized	$4,826,135.51	$5,323,817.80
Borrower Accrued Interest >30 Days Delinquent	$2,754,752.56	$3,168,658.70
Total # Loans	49,132	50,384
Total # Borrowers	22,430	23,018
Weighted Average Coupon	6.95%	6.95%
Weighted Average Remaining Term	183.77	183.87
Non-Reimbursable Losses	$32,299.30	$28,433.84
Cumulative Non-Reimbursable Losses	$6,841,192.65	$6,808,893.35
Since Issued Constant Prepayment Rate (CPR)	-33.15%	-31.87%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$364,278.81	$364,278.81
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$1,245,704.12	$1,219,751.01
Borrower Interest Accrued	$1,705,742.74	$1,800,844.41
Interest Subsidy Payments Accrued	$62,663.68	$64,250.96
Special Allowance Payments Accrued	$218,629.22	$224,278.53

Page 5 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 11/01/2023 - 11/30/2023, Distribution Date 12/26/2023

V.	2012-7 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	6.82%	26,085	118,810,874.49	38.364%
	- GSL - Unsubsidized	6.83%	21,825	168,315,027.49	54.349%
	- PLUS (2) Loans	8.50%	1,220	22,550,453.67	7.282%
	- SLS (3) Loans	8.43%	2	14,928.57	0.005%
	- Consolidation Loans	0.00%	0	-	0.000%
	Total	6.95%	49,132	$309,691,284.22	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	6.96%	40,945	271,042,799.38	87.520%
	- Two Year	6.89%	6,947	32,838,175.82	10.604%
	- Technical	6.94%	1,215	5,654,423.84	1.826%
	- Other	6.86%	25	155,885.18	0.050%
	Total	6.95%	49,132	$309,691,284.22	100.000%

*	Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 11/01/2023 - 11/30/2023, Distribution Date 12/26/2023

VI.	2012-7 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$9,571,252.66
A	Trustee Fees	-	$9,571,252.66
B	Primary Servicing Fee	$109,257.79	$9,461,994.87
C	Administration Fee	$6,667.00	$9,455,327.87
D	Class A Noteholders' Interest Distribution Amount	$1,377,832.19	$8,077,495.68
E	Class B Noteholders' Interest Distribution Amount	$218,785.97	$7,858,709.71
F	Reserve Account Reinstatement	-	$7,858,709.71
G	Class A Noteholders' Principal Distribution Amount	$6,865,173.25	$993,536.46
H	Class B Noteholders' Principal Distribution Amount	-	$993,536.46
I	Unpaid Expenses of The Trustees	-	$993,536.46
J	Carryover Servicing Fee	-	$993,536.46
K	Remaining Amounts to the Noteholders after the first auction date	-	$993,536.46
L	Excess Distribution Certificateholder	$993,536.46	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$309,691,284.22
B	Interest to be Capitalized	$4,826,135.51
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,248,784.00
E	Less: Specified Reserve Account Balance	$(1,248,784.00)
F	Total	$314,517,419.73
G	Class A Notes Outstanding (after application of available funds)	$273,872,245.53
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 11/01/2023 - 11/30/2023, Distribution Date 12/26/2023

VII.	2012-7 Distributions

Distribution Amounts

	A3	B
Cusip/Isin	78447KAC6	78447KAD4
Beginning Balance	$280,737,418.78	$37,500,000.00
Index	SOFR	SOFR
Spread/Fixed Rate	0.65%	1.80%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	11/27/2023	11/27/2023
Accrual Period End	12/26/2023	12/26/2023
Daycount Fraction	0.08055556	0.08055556
Interest Rate*	6.09257%	7.24257%
Accrued Interest Factor	0.004907904	0.005834293
Current Interest Due	$1,377,832.19	$218,785.97
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$1,377,832.19	$218,785.97
Interest Paid	$1,377,832.19	$218,785.97
Interest Shortfall	-	-
Principal Paid	$6,865,173.25	-
Ending Principal Balance	$273,872,245.53	$37,500,000.00
Paydown Factor	0.011939432	0.000000000
Ending Balance Factor	0.476299557	1.000000000

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 11/01/2023 - 11/30/2023, Distribution Date 12/26/2023

VIII.	2012-7 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$318,237,418.78
	Adjusted Pool Balance	$314,517,419.73
	Overcollateralization Amount	$3,145,174.20
	Principal Distribution Amount	$6,865,173.25
	Principal Distribution Amount Paid	$6,865,173.25

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,248,784.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,248,784.00
	Required Reserve Acct Balance	$1,248,784.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,248,784.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$74,767.77
	Deposits for the Period	$14,979.52
	Release to Collection Account	$(74,767.77)
	Ending Balance	$14,979.52

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 11/01/2023 - 11/30/2023, Distribution Date 12/26/2023